Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement of Comprehensive Income [Abstract]
Revenues	$ 59,507,459	369,219,983	328,843,318	185,218,681
Cost of revenues	(21,602,965)	(134,037,756)	(94,144,743)	(74,813,098)
Gross profit	37,904,494	235,182,227	234,698,575	110,405,583
Research and development expenses	(14,453,738)	(89,679,663)	(46,641,102)	(34,041,250)
Selling and marketing expenses	(16,793,465)	(104,196,733)	(47,293,583)	(45,914,065)
General and administrative expenses	(19,317,087)	(119,854,801)	(51,246,338)	(25,614,849)
Operating income (loss)	(12,659,796)	(78,548,970)	89,517,552	4,835,419
Share of losses of equity method investments	(100,395)	(622,909)		(1,072,946)
Gain on disposal of an equity method investment				4,182,485
Investment income	1,512,005	9,381,389	360,750	124,862
Interest income	4,736,579	29,388,576	279,777	194,643
Other income	1,032,696	6,407,465
Income (loss) before income taxes	(5,478,911)	(33,994,449)	90,158,079	8,264,463
Income tax benefit (expense)	(2,203,804)	(13,673,721)	1,656,813	6,903,561
Net income (loss)	(7,682,715)	(47,668,170)	91,814,892	15,168,024
Net loss attributable to noncontrolling interests	81,349	504,737
Net income (loss) attributable to Sungy Mobile Limited	(7,601,366)	(47,163,433)	91,814,892	15,168,024
Accretion of redeemable convertible preferred shares			(50,711,382)	(58,232,795)
Net income (loss) applicable to common stock	(7,601,366)	(47,163,433)	41,103,510	(43,064,771)
Basic earnings (loss) per Class A and Class B ordinary share	$ (0.04)	(0.24)	0.28	(0.83)
Diluted earnings (loss) per Class A and Class B ordinary share	$ (0.04)	(0.24)	0.27	(0.83)
Net income (loss)	(7,682,715)	(47,668,170)	91,814,892	15,168,024
Other comprehensive income
Unrealized gains on available-for-sale investments, net of nil income tax	1,807,260	11,213,323
Foreign currency translation adjustment, net of nil income taxes	551,629	3,422,636	4,686,070	1,334,554
Comprehensive income (loss)	(5,323,826)	(33,032,211)	96,500,962	16,502,578
Comprehensive loss attributable to noncontrolling interests	81,349	504,737
Comprehensive income (loss) attributable to Sungy Mobile Limited	$ (5,242,477)	(32,527,474)	96,500,962	16,502,578